Trade accounts receivables	12 Months Ended
Dec. 31, 2021
Trade accounts receivables
Trade accounts receivables

6.Trade account receivables

	2021		2020	2019

Trade account receivables	Ps.	868,218	766,889	260,727

Expected credit loss		(90,164)	(9,083)	(13,640)

	Ps.	778,054	757,806	247,087

The trade accounts receivable detailed above are measured at their amortized cost. The average, with respect to the turnover of accounts receivable, is from 14 to 28 days as of December 31, 2021, and January 3, 2021, and 30 days as of December 31, 2019. No interest is charged on pending accounts receivable.

The Group measures the loss reserve for commercial accounts receivable in an amount equal to the expected lifetime credit loss. Expected credit losses in accounts receivable are estimated using a provisions matrix with reference to the debtor's previous default history and an analysis of the debtor's current financial situation, adjusted for factors specific to the debtors and the general economic conditions of the industry in which the debtors operate, and assessing both current and predicted conditions as of the reporting date.

The Group’s significant growth in recent years combined with the impacts of the COVID-19 pandemic have caused volatility in collections. Because of this, management has applied significant judgment in evaluating and giving effect to historical loss information in estimated expected credit losses.

The Group cancels an account receivable when there is information that indicates that the debtor is experiencing serious financial difficulties and there is no realistic prospect of recovery, e.g., when the debtor has been placed in liquidation or has entered bankruptcy proceedings, or when a commercial account receivable is more than one year old, whichever occurs first. For the periods ended December 31, 2021, January 3, 2021, and December 31, 2019, Ps. 117,414, Ps. 62,184 and Ps. 18,215 have been canceled, respectively.

The following table shows the expected lifetime credit loss recognized for accounts receivable in accordance with the simplified approach established in IFRS 9.

Trade receivables – days past due
	Not past
As of December 31, 2021	due		14-21	21 – 28	>28	Total

Expected credit loss rate		1%	27%	60%	28%
Estimated total gross carrying amount at default	Ps.	593,104	31,439	22,463	221,212	868,218
Expected credit loss	Ps.	6,814	8,338	13,386	61,626	90,164

Trade receivables – days past due
	Not past
As of January 03, 2021	due		14-21	21 – 28	>28	Total

Expected credit loss rate		2%	30%	62%	33%
Estimated total gross carrying amount at default	Ps.	539,693	31,918	17,772	53,743	643,126
Expected credit loss	Ps.	8,163	9,588	10,946	17,563	46,260

Trade receivables – days past due
	Not past
As of December 31, 2019	due		14-21	21 – 28	>28	Total

Expected credit loss rate		2%	20%	49%	42%
Estimated total gross carrying amount at default	Ps.	207,032	12,098	7,045	29,807	255,982
Expected credit loss	Ps.	3,950	2,454	3,477	12,634	22,515

The following table shows the movement in lifetime expected credit loss that has been recognized for trade account receivables in accordance with the simplified approach set out in IFRS 9.

	Total
Balance as of January 01, 2019	Ps.	(9,340)
Expected credit loss		(22,515)
Amounts written off		18,215
Balance as of December 31, 2019		(13,640)
Expected credit loss		(46,260)
Specific credit loss		(11,367)
Amounts written off		62,184
Balance as of January 03, 2021		(9,083)
Expected credit loss		(198,495)
Amounts written off		117,414
Balance as of December 31, 2021	Ps.	(90,164)